Accumulated Other Comprehensive Loss	12 Months Ended
Apr. 25, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss

16. Accumulated Other Comprehensive Loss

In the first quarter of fiscal year 2014, the Company prospectively adopted guidance issued by the FASB that requires additional disclosure related to the impact of reclassification adjustments out of AOCI on net income. Changes in AOCI by component are as follows:

(in millions)	Unrealized Gain (Loss) on Available-for- Sale Securities		Cumulative Translation Adjustments (a)	Net Change in Retirement Obligations	Unrealized Gain (Loss) on Derivatives		Total Accumulated Other Comprehensive Loss
Balance as of April 26, 2013, net of tax	$97		$205	$(852)	$58		$(492)
Other comprehensive (loss) income before reclassifications, before tax	(89)		13	60	(120)		(136)
Tax benefit (expense)	32		—	(37)	44		39

Other comprehensive (loss) income before reclassifications, net of tax	(57)		13	23	(76)		(97)
Reclassifications, before tax	(72)		—	99	(42)		(15)
Tax benefit (expense)	26		—	(35)	16		7

Reclassifications, net of tax	(46	)(b)	—	64 (c)	(26	)(d)	(8)

Other comprehensive (loss) income, net of tax	(103)		13	87	(102)		(105)

Balance as of April 25, 2014, net of tax	$(6)		$218	$(765)	$(44)		$(597)

(a)	Taxes are not provided on CTA as substantially all translation adjustments relate to earnings that are intended to be indefinitely reinvested outside the U.S.
(b)	Represents net realized gains on sales of available-for-sale securities that were reclassified from AOCI to other expense, net (see Note 5).
(c)	Includes net amortization of prior service costs and actuarial losses included in net periodic benefit cost (see Note 14).
(d)	Relates to foreign currency cash flow hedges that were reclassified from AOCI to other expense, net or cost of products sold and forward starting interest rate derivative instruments that were reclassified from AOCI to interest expense, net (see Note 9).